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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2001
                                                ------------------------------

Check here if Amendment  / /;          Amendment Number:

                This Amendment (Check only one.): / /  is a restatement.
                                                  / /  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     McCarthy Group Asset Management, Inc.
          -------------------------------------------------------------
Address:  1125 South 103rd Street, Suite 450
          -------------------------------------------------------------
          Omaha, Nebraska
          -------------------------------------------------------------
          68124
          -------------------------------------------------------------

Form 13F File Number:   28-           05489
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard L. Jarvis
          -------------------------------------------------------------
Title:    Chairman
          -------------------------------------------------------------
Phone:    (402) 393-8281
          -------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Richard L. Jarvis          Omaha, Nebraska             08/07/01
     -------------------------    ------------------------    --------------
           [Signature]                [City, State]              [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


          Form 13F File Number                 Name
          28-
               ----------------------      -----------------------------------
          [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                              ------------------------------

Form 13F Information Table Entry Total:       122
                                              ------------------------------

Form 13F Information Table Value Total:       $161,649
                                              ------------------------------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


          No.                  Form 13F File Number       Name
          NONE               28-
          -----------             -----------------       ----------------------

          [Repeat as necessary.]



                                                                                                              VOTING AUTHORITY
                                     TITLE                                                                    ----------------
                                      OF                VALUE      SHARES/ SH/    PUT/  INVSTMT  OTHER
NAME OF ISSUER                       CLASS  CUSIP       (X$1000)   PRN AMT PRN    CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
--------------                       -----  -----       --------   ------- ---    ----- -------  --------  ----    ------  ----
AT&T CORP                            COM    001957109   509        23131   SH           DEFINED            22284           847
ALBERTSON'S INC.                     COM    013104104   1621       54050   SH           DEFINED            44850           9200
ALLSTATE CORP                        COM    020002101   2272       51650   SH           DEFINED            50450           1200
AMERICAN INTERNATIONAL GROUP         COM    026874107   401        4715    SH           DEFINED            3628            1087
BLACK & DECKER CORP                  COM    091797100   1833       46460   SH           DEFINED            46460
CARNIVAL CRUISE LINES - CL A         COM    143658102   2666       86838   SH           DEFINED            83798           3040
CENDANT CORP                         COM    151313103   4138       212180  SH           DEFINED            202231          9949
COUNTRYWIDE CREDIT INDUSTRIES        COM    222372104   2825       61578   SH           DEFINED            57428           4150
DOVER CORP                           COM    260003108   1198       31820   SH           DEFINED            31820
ECOLAB INC                           COM    278865100   252        6155    SH           DEFINED            3725            2430
EXXON MOBIL CORP.                    COM    30231G102   202        2312    SH           DEFINED            1784            528
FANNIE MAE                           COM    313586109   588        6901    SH           DEFINED            6901
FREDDIE MAC                          COM    313400301   2634       38708   SH           DEFINED            37306           1402
GANNETT CO INC                       COM    364730101   363        5512    SH           DEFINED            5512
GILLETTE COMPANY                     COM    375766102   906        31255   SH           DEFINED            31255
H & R BLOCK INC.                     COM    093671105   1177       18241   SH           DEFINED            18241
ILLINOIS TOOL WORKS INC              COM    452308109   886        14004   SH           DEFINED            14004
INTERNATIONAL FLAVORS & FRAGRANCES   COM    459506101   2543       101177  SH           DEFINED            96000           5177
INTERPUBLIC GROUP COS INC            COM    460690100   449        15310   SH           DEFINED            15310
JOHNSON & JOHNSON                    COM    478160104   213        4252    SH           DEFINED            3352            900
JOHNSON CONTROLS                     COM    478366107   1748       24120   SH           DEFINED            24120
KNIGHT-RIDDER INC.                   COM    499040103   909        15335   SH           DEFINED            14665           670
MATTEL, INC                          COM    577081102   3379       178608  SH           DEFINED            167303          11305
MCDONALD'S CORP.                     COM    580135101   1118       41333   SH           DEFINED            41333
MERCK & CO.                          COM    589331107   210        3290    SH           DEFINED            1790            1500
MOTOROLA INC                         COM    620076109   2601       157094  SH           DEFINED            152295          4799
NOVELL, INC.                         COM    670006105   987        173459  SH           DEFINED            173459
SERVICE CORPORATION INTERNATIONAL    COM    817565104   716        112542  SH           DEFINED            82502           30040
STANDARD & POOR'S 500 DEPOSITORY
  RCPTS                              COM    78462F103   11406      93031   SH           DEFINED            93031
SUNTRUST BANKS INC                   COM    867914103   493        7612    SH           DEFINED            7612
TEXACO INC.                          COM    881694103   1756       26348   SH           DEFINED            26348
TORCHMARK CORP                       COM    891027104   2510       62421   SH           DEFINED            62421
TRENWICK GROUP INC                   COM    G9032C109   559        24375   SH           DEFINED                            24375
TRICON GLOBAL RESTAURANTS            COM    895953107   1406       32030   SH           DEFINED            32030
WASHINGTON MUTUAL, INC.              COM    939322103   678        18047   SH           DEFINED            18047
WASTE MANAGEMENT, INC.               COM    94106L109   3695       119899  SH           DEFINED            114007          5892
WORLDCOM, INC.                       COM    98157D106   1395       98224   SH           DEFINED            95457           2767
WORTHINGTON INDS INC COM             COM    981811102   744        54715   SH           DEFINED            54715
A T & T - LIBERTY MEDIA - A          COM    001957208   4400       251574  SH           DEFINED            238250          13324
AAR CORP                             COM    000361105   1610       94142   SH           DEFINED            88137           6005
AMLI RESIDENTIAL                     COM    001735109   207        8422    SH           DEFINED            8422
AVX CORP                             COM    002444107   2106       100287  SH           DEFINED            98087           2200
ACCEPTANCE INSURANCE COMPANIES       COM    004308102   5149       980755  SH           DEFINED            904328          76427
ADAPTEC, INC.                        COM    00651F108   449        45146   SH           DEFINED            45146
ADELPHIA COMMUNICATIONS CORP CL A    COM    006848105   3283       80074   SH           DEFINED            75466           4608
AMERICA SERVICE GROUP, INC.          COM    02364L109   804        31400   SH           DEFINED            31400
AMERICAN CLASSIC VOYAGES CO.         COM    024928103   431        144798  SH           DEFINED            142026          2772
AMERICAN POWER CONVERSION            COM    029066107   2816       178776  SH           DEFINED            169039          9737
ARBITRON INC                         COM    03875Q108   503        20858   SH           DEFINED            20858
ARDEN REALTY GROUP INC               COM    039793104   776        29068   SH           DEFINED            29068
BNCCORP, INC.                        COM    055936108   426        51193   SH           DEFINED            51193
BAY VIEW CAPITAL CORP                COM    07262L101   1658       221622  SH           DEFINED            200164          21458
BERKSHIRE HATHAWAY, INC. CL B        COM    084670207   3864       1680    SH           DEFINED            1610            70
BLYTH, INC.                          COM    09643P108   487        18936   SH           DEFINED            18936
BROOKTROUT, INC.                     COM    114580103   1428       185024  SH           DEFINED            175231          9793
CAMDEN PROPERTY TRUST                COM    133131102   338        9200    SH           DEFINED            9200
CAPITAL AUTOMOTIVE REIT              COM    139733109   1154       64131   SH           DEFINED            64131
CARRAMERICA REALTY CORPORATION       COM    144418100   702        23024   SH           DEFINED            23024
CASEYS GENERAL STORES INC            COM    147528103   975        75027   SH           DEFINED            75027
CLARION COM'L HOLDINGS CL. A         COM    18051W109   160        20000   SH           DEFINED                            20000
CONMED CORP                          COM    207410101   253        9700    SH           DEFINED            9700





COX COMMUNICATIONS, INC CL A         COM    224044107   234        5273    SH           DEFINED            5273
CROWN AMERICAN REALTY                COM    228186102   88         10575   SH           DEFINED            10575
DAVOX CORPORATION                    COM    239208101   115        13865   SH           DEFINED            13865
DELTEK SYSTEMS, INC.                 COM    24785A108   164        23070   SH           DEFINED            23070
EDWARDS LIFESCIENCES CORPORATION     COM    28176E108   877        33272   SH           DEFINED            33272
ENERGEN CORP.                        COM    29265N108   363        13164   SH           DEFINED            13164
ENERGIZER HOLDINGS, INC.             COM    29266R108   2036       88699   SH           DEFINED            84229           4470
EXCEL LEGACY CORP                    COM    300665106   79         38100   SH           DEFINED            38100
FERRO CORPORATION                    COM    315405100   216        9900    SH           DEFINED            9900
GAINSCO INC.                         COM    363127101   211        171600  SH           DEFINED            169879          1721
HIGHWOODS PROPERTIES, INC.           COM    431284108   620        23262   SH           DEFINED            23262
HORACE MANN EDUCATORS                COM    440327104   980        45475   SH           DEFINED            40945           4530
IHOP CORP                            COM    449623107   2492       92808   SH           DEFINED            85488           7320
KIMBALL INTL CL B                    COM    494274103   596        37250   SH           DEFINED            31750           5500
LEVEL 3 COMMUNICATIONS, INC.         COM    52729N100   687        125225  SH           DEFINED            123338          1887
LINCOLN ELECTRIC HOLDINGS            COM    533900106   2142       83995   SH           DEFINED            82495           1500
M & F WORLDWIDE CORP.                COM    552541104   154        40000   SH           DEFINED            34700           5300
MKS INSTRUMENTS INC.                 COM    55306N104   2343       81344   SH           DEFINED            77069           4275
MARINE DRILLING COS.                 COM    568240204   693        36244   SH           DEFINED            36244
MCCORMICK & CO.                      COM    579780206   1747       41581   SH           DEFINED            40355           1226
METRIS COMPANIES, INC.               COM    591598107   1517       45000   SH           DEFINED            41403           3597
NOVA CORPORATION                     COM    669784100   3309       105203  SH           DEFINED            95833           9370
NASDAQ-100 INDEX SHARES              COM    631100104   267        5851    SH           DEFINED            5851
NEWFIELD EXPLORATION COMPANY         COM    651290108   912        28442   SH           DEFINED            28442
NOVASTAR FINANCIAL, INC.             COM    669947400   7087       870640  SH           DEFINED            770640          100000
PAXAR CORPORATION                    COM    704227107   550        38185   SH           DEFINED            38185
PEGASUS SOLUTIONS INC                COM    705906105   510        44185   SH           DEFINED            44185
PENN TREATY AMERICAN CORP            COM    707874103   128        39100   SH           DEFINED                            39100
PEPSIAMERICAS INC                    COM    71343P200   270        20305   SH           DEFINED            19381           924
PRENTISS PROPERTIES TRUST            COM    740706106   674        25626   SH           DEFINED            25626
R.H. DONNELLEY CORP                  COM    74955W307   2244       70126   SH           DEFINED            66176           3950
RLI CORP                             COM    749607107   811        18047   SH           DEFINED            16960           1087
REDWOOD TRUST, INC.                  COM    758075402   1827       80296   SH           DEFINED            75296           5000
REPUBLIC SERVICES, INC.              COM    760759100   4028       202944  SH           DEFINED            190803          12141
REYNOLDS & REYNOLDS - CL A           COM    761695105   1495       68122   SH           DEFINED            67021           1101
S & P 400 MID-CAP DEP RECEIPTS       COM    595635103   2192       23014   SH           DEFINED            23014
SHURGARD STORAGE CENTERS-A           COM    82567D104   802        25651   SH           DEFINED            25651
SILICON STORAGE TECHNOLOGY, IN       COM    827057100   631        62274   SH           DEFINED            62274
SOMANETICS CORP NEW                  COM    834445405   103        30000   SH           DEFINED                            30000
STARTEK INC                          COM    85569C107   995        44013   SH           DEFINED            44013
STEWART ENTERPRISES INC CL. A        COM    860370105   123        16800   SH           DEFINED                            16800
STONE ENERGY CORPORATION             COM    861642106   632        14256   SH           DEFINED            14256
SUIZA FOODS CORP                     COM    865077101   322        6072    SH           DEFINED            6072
SUMMIT PROPERTIES, INC.              COM    866239106   206        7660    SH           DEFINED            7660
TAUBMAN CENTERS INC                  COM    876664103   290        20700   SH           DEFINED            20700
TEEKAY SHIPPING CORP.                COM    Y8564W103   698        17432   SH           DEFINED            17432
U.S. INDUSTRIES, INC.                COM    912080108   477        116335  SH           DEFINED            106975          9360
UCAR INTERNATIONAL                   COM    90262K109   1235       103343  SH           DEFINED            92093           11250
UNITED DOMINION RLTY TR              COM    910197102   471        32800   SH           DEFINED            32800
UTAH MEDICAL PRODUCTS INC            COM    917488108   282        24872   SH           DEFINED            16366           8506
VALASSIS COMMUNICATIONS INC          COM    918866104   2655       74150   SH           DEFINED            70470           3680
VINTAGE PETROLEUM INC                COM    927460105   919        49121   SH           DEFINED            49121
WAUSAU-MOSINEE PAPER CORPORATION     COM    943315101   325        25200   SH           DEFINED            25200
ZALE CORPORATION                     COM    988858106   1014       30079   SH           DEFINED            30079
ISHARES S&P SC 600/VALUE             COM    464287879   2384       28200   SH           DEFINED            28200
TEMPLETON DRAGON FUND INC.           COM    88018T101   190        21700   SH           DEFINED            21700
ISHARES MSCI MALAYSIA                COM    464286830   142        32950   SH           DEFINED            32950
ISHARES MSCI SINGAPORE               COM    464286673   56         10390   SH           DEFINED            10390
AVATAR HOLDINGS INC. CV              CONV   053494AD2   1292       1365000 PRN          DEFINED            545000          820000
PARKER DRILLING CV                   CONV   701081AD3   2770       3060000 PRN          DEFINED            800000          2260000
THERMO ELECTRON CORP                 CONV   883556AH5   14         15000   PRN          DEFINED            15000
REPORT SUMMARY                       122    DATA RECORDS  161649             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
